Significant Accounting Policies - Employee benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PRC Contribution Plan
Employee benefits
Total amounts for employee benefit expenses	$ 779	$ 120	$ 0
Philippines
Employee benefits
Employee benefit expense	83	65	$ 0
Defined benefit plan liability	$ 156	$ 203